Commitment and Contingencies (Tables)	9 Months Ended
Sep. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of Net Gains on Financial Instruments For Which Fair Value Option Was Elected
The following table presents the net realized and unrealized gains (losses) on financial instruments for which the FVO was elected:

For the years ended December 31,	2024			2023
	Net realized gains (losses)	Net unrealized gains (losses)	Total	Net realized gains (losses)	Net unrealized gains (losses)	Total
Asset Management
Debt securities:
Corporate	$—	$—	$—	$(2,950)	$—	$(2,950)
Contingent value right	—	—	—	2,950	—	2,950
Debt obligation	—	(296)	(296)	—	85	85
Net gains (losses) from investment activities - Asset Management	—	(296)	(296)	—	85	85
Investments of consolidated VIEs	—	—	—	(53)	544	491
Notes payable of consolidated VIEs	—	—	—	—	(731)	(731)
Net gains (losses) from investment activities - Asset Management including consolidated VIEs	$—	$(296)	$(296)	$(53)	$(102)	$(155)

Insurance Solutions
Debt securities:
U.S. government and agency	$—	$—	$—	$—	$—	$—
U.S. state, territories and municipalities	—	(10)	(10)	—	77	77
Other government and agency	—	(18)	(18)	—	8	8
Corporate	—	(3,710)	(3,710)	1	6,723	6,724
Asset and mortgage- backed securities	21	4,041	4,062	30	8,188	8,218
Corporate loans	110	(594)	(484)	(84)	685	601
Mortgage loans	—	—	—	—	—	—
Equity securities	—	—	—	—	—	—
Other invested assets	2	(4,255)	(4,253)	14	91	105
Net gains (losses) from investment activities - Insurance Solutions	$133	$(4,546)	$(4,413)	$(39)	$15,772	$15,733
Investments of consolidated VIEs	107	(3,177)	(3,070)	1,116	(2,303)	(1,187)
Net gains (losses) from investment activities - Insurance Solutions including consolidated VIEs	$240	$(7,723)	$(7,483)	$1,077	$13,469	$14,546
The following table presents information for loans which the Company elected the FVO.

December 31, 2024	Unpaid Principal Balance	Mark to Fair Value	Fair Value
Insurance Solutions
Corporate loans	$117,823	$(3,089)	$114,734
Other invested assets	5,756	(4,813)	943
Insurance Solutions	$123,579	$(7,902)	$115,677
Corporate loans of consolidated VIEs	132,194	(6,296)	125,898
Insurance Solutions including consolidated VIEs	$255,773	$(14,198)	$241,575

December 31, 2023	Unpaid Principal Balance	Mark to Fair Value	Fair Value
Insurance Solutions
Corporate loans	$135,256	$(2,629)	$132,627
Other invested assets	6,552	(918)	5,634
Insurance Solutions	$141,808	$(3,547)	$138,261
Corporate loans of consolidated VIEs	129,445	(4,808)	124,637
Insurance Solutions including consolidated VIEs	$271,253	$(8,355)	$262,898
The following table presents the estimated amount of gains (losses) included in earnings attributable to changes in instrument-specific credit risk on corporate loans for which the Company elected the FVO.

For the years ended December 31,	2024	2023
Asset Management
Corporate loans of consolidated VIEs	$—	$(1,942)
Asset Management including consolidated VIEs	$—	$(1,942)

Insurance Solutions
Corporate loans	$75	$—
Other invested assets	(4,253)	105
Insurance Solutions	(4,178)	105
Corporate loans of consolidated VIEs	(863)	174
Insurance Solutions including consolidated VIEs	$(5,041)	$279
The following table presents the net realized and unrealized gains (losses) on financial instruments for which the FVO was elected:

For the Three Months Ended September 30,	2025			2024
	Net realized gains (losses)	Net unrealized gains (losses)	Total	Net realized gains (losses)	Net unrealized gains (losses)	Total
Asset Management
Debt obligation	$—	$—	$—	$—	$281	$281
Net gains (losses) from investment activities — Asset Management	$—	$—	$—	$—	$281	$281

Insurance Solutions
Debt securities:
U.S. government and agency	$—	$—	$—	$—	$—	$—
U.S. state, territories and municipalities	$—	$13	$13	$—	$7	$7
Other government and agency	$—	$208	$208	$—	$183	$183
Corporate	$(706)	$3,645	$2,939	$—	$6,589	$6,589
Asset and mortgage- backed securities	$(23)	$478	$455	$7	$(156)	$(149)
Corporate loans	$—	$(96)	$(96)	$155	$(276)	$(121)
Mortgage loans	$—	$—	$—	$—	$—	$—
Equity securities	$—	$—	$—	$—	$—	$—
Other invested assets	$—	$—	$—	$7	$10	$17
Net gains (losses) from investment activities — Insurance Solutions	$(729)	$4,248	$3,519	$169	$6,357	$6,526
Investments of consolidated VIEs	$73	$(1,405)	$(1,332)	$346	$(977)	$(631)
Net gains (losses) from investment activities — Insurance Solutions including consolidated VIEs	$(656)	$2,843	$2,187	$515	$5,380	$5,895

For the Nine Months Ended September 30,	2025			2024
	Net realized gains (losses)	Net unrealized gains (losses)	Total	Net realized gains (losses)	Net unrealized gains (losses)	Total
Asset Management
Debt obligation	$—	$1,339	$1,339	$—	$21	$21
Net gains (losses) from investment activities — Asset Management	$—	$1,339	$1,339	$—	$21	$21

Insurance Solutions
Debt securities:
U.S. government and agency	$—	$—	$—	$—	$—	$—
U.S. state, territories and municipalities	$—	$75	$75	$—	$36	$36
Other government and agency	$—	$205	$205	$—	$143	$143
Corporate	$(1,815)	$5,881	$4,066	$—	$2,490	$2,490
Asset and mortgage- backed securities	$(317)	$294	$(23)	$39	$3,117	$3,156
Corporate loans	$—	$1,330	$1,330	$177	$(996)	$(819)
Mortgage loans	$—	$—	$—	$—	$—	$—
Equity securities	$—	$—	$—	$—	$—	$—
Other invested assets	$(755)	$4,217	$3,462	$7	$(46)	$(39)
Net gains (losses) from investment activities — Insurance Solutions	$(2,887)	$12,002	$9,115	$223	$4,744	$4,967
Investments of consolidated VIEs	$310	$(2,194)	$(1,884)	$945	$(2,004)	$(1,059)
Net gains (losses) from investment activities — Insurance Solutions including consolidated VIEs	$(2,577)	$9,808	$7,231	$1,168	$2,740	$3,908
The following table presents information for loans which the Company elected the FVO.

September 30, 2025	Unpaid Principal Balance	Mark to Fair Value	Fair Value

Insurance Solutions
Corporate loans	$135,622	$(1,667)	$133,955
Other invested assets	—	—	—
Insurance Solutions	$135,622	$(1,667)	$133,955
Corporate loans of consolidated VIEs	136,223	(7,057)	129,166
Insurance Solutions including consolidated VIEs	$271,845	$(8,724)	$263,121

December 31, 2024	Unpaid Principal Balance	Mark to Fair Value	Fair Value

Insurance Solutions
Corporate loans	$117,823	$(3,089)	$114,734
Other invested assets	5,756	(4,813)	943
Insurance Solutions	$123,579	$(7,902)	$115,677
Corporate loans of consolidated VIEs	132,194	(6,296)	125,898
Insurance Solutions including consolidated VIEs	$255,773	$(14,198)	$241,575
The following table presents the estimated amount of gains (losses) included in earnings attributable to changes in instrument-specific credit risk on corporate loans for which the Company elected the FVO.

For the Nine Months Ended September 30,	2025	2024
Insurance Solutions
Corporate loans	$1,123	$(180)
Other invested assets	3,471	(39)
Insurance Solutions	$4,594	$(219)
Corporate loans of consolidated VIEs	(915)	(525)
Insurance Solutions including consolidated VIEs	$3,679	$(744)